Cover	Jul. 19, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Document Period End Date	Jul. 19, 2022
Entity File Number	0-17284
Entity Registrant Name	AIXIN LIFE INTERNATIONAL, INC.
Entity Central Index Key	0000835662
Entity Tax Identification Number	84-1085935
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	Hongxing International Business Building 2, 14th FL
Entity Address, Address Line Two	No. 69 Qingyun South Ave.
Entity Address, Address Line Three	Jinjiang District
Entity Address, City or Town	Chengdu City
Entity Address, Country	CN
City Area Code	86
Local Phone Number	313-6732526
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AIXN
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false